Share-based compensation (Details 3) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Product developments USD ($)	Dec. 31, 2014 Product developments CNY	Dec. 31, 2013 Product developments CNY	Dec. 31, 2012 Product developments CNY	Dec. 31, 2014 Product Sourcing USD ($)	Dec. 31, 2014 Product Sourcing CNY	Dec. 31, 2013 Product Sourcing CNY	Dec. 31, 2012 Product Sourcing CNY	Dec. 31, 2014 Sales and marketing USD ($)	Dec. 31, 2014 Sales and marketing CNY	Dec. 31, 2013 Sales and marketing CNY	Dec. 31, 2012 Sales and marketing CNY	Dec. 31, 2014 General and administrative expenses USD ($)	Dec. 31, 2014 General and administrative expenses CNY	Dec. 31, 2013 General and administrative expenses CNY	Dec. 31, 2012 General and administrative expenses CNY
Compensation cost recognized
Compensation cost	$ 42,932	266,370	63,707	27,206	$ 9,652	59,884	20,784	15,241	$ 477	2,958	2,117	1,330	$ 2,025	12,565	5,417	5,243	$ 30,778	190,963	35,389	5,392